Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.05 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit | $ / shares	52.865
Maximum Aggregate Offering Price	$ 5,286,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 730.07
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock which become issuable under the Johnson Outdoors Inc. 2023 Non-Employee Director Stock Ownership Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration by Johnson Outdoors Inc. (the “Registrant”) which results in an increase in the number of the outstanding shares of the Registrant’s Class A Common Stock.

(2)
For the purpose of computing the registration fee, the Registrant has used $52.865 as the average of the high and low prices of the Common Stock as reported on May 1, 2026 on the NASDAQ Global Market SM for the offering price per share, in accordance with Rules 457(c) and (h) under the Securities Act. The actual offering price will be determined in accordance with the terms of the Plan.